Shareholders' Equity - Dividends Declared (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018
Equity [Abstract]
Dividends declared per share (USD per share)	$ 0	$ 0	$ 0	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.45
Dividends declared	$ 0	$ 0	$ 0	$ 342	$ 346	$ 342	$ 346	$ 345	$ 349	$ 350	$ 357	$ 322